Share-based Payments	6 Months Ended
Jun. 30, 2025
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Abstract]
Share-based payments
8. Share-based payments
The Company has six share-based payment plans for employees, directors and consultants. The share options granted will be settled in equity. If the Company determines, and at its discretion, an arrangement may be made under the 2020 Long-Term Incentive Plan to substitute the right to acquire shares with a cash alternative of equivalent value. Options granted under each of the six plans have a maximum life of 10 years.
As detailed in the table below, during the six months ended June 30, 2025, 3,478,076,733 share options were granted under the 2020 Long-Term Incentive Plan (six months ended June 30, 2024: 6,273,782). Options granted under this plan will vest if the option holder remains under respective contract of employment or contract of service for the agreed vesting period. The share options granted in the period will vest over a period of up to four years.
During the three months ended June 30, 2025, the Company cancelled 14,380,933 share options granted under the 2016 Share
Option Scheme and 2020 Long-Term Incentive Plan (three months ended June 30, 2024: nil). The incremental fair value of the new options was £13.5 million, calculated using the Black-Scholes model fair value of cancelled options at the date of cancellation compared with the fair value at grant date of new options awarded.
The fair values of options granted were determined using the Black-Scholes model that takes into account factors specific to the share incentive plan such as the assumption that the options are exercised at a point in time of up to two years after vesting. This has been incorporated into the measurement by means of actuarial modelling.

Grant date	Jun-20-2025	Jun-20-2025	Jun-20-2025
Vesting dates	Jun-20-2026	Jun-20-2026	Jun-20-2026
	Jun-20-2027	Jun-20-2027	—
	Jun-20-2028	Jun-20-2028	—
	Jun-20-202 9	Jun-20-2029	—
Volatility 1	190.44%	211.97%	253.88%
Dividend yield	0%	0%	0%
Risk-free investment rate 1	3.91%	3.84%	3.75%
Fair value of option at grant date 1	£0.004	£0.004	£0.004
Fair value of share at grant date	£0.004	£0.004	£0.004
Exercise price at date of grant	£0.004	£0.0004	£0.0004
Lapse date	Jun-20-2035	Jun-20-2035	Jun-20-2035
Expected option life (years) 1	4.5	3.5	2.0
Number of options granted	196,266,198	1,108,027,715	157,982,220

Grant date	Jun-20-2025	Jun-20-2025
Vesting dates	Jun-20-2025	Jun-20-2025
Volatility 1	348.99%	253.88%
Dividend yield	0%	0%
Risk-free investment rate 1	3.62%	3.75%
Fair value of option at grant date 1	£0.004	£0.004
Fair value of share at grant date	£0.004	£0.004
Exercise price at date of grant	£0.0004	£0.004
Lapse date	Jun-20-2035	Jun-20-2035
Expected option life (years) 1	1.0	2.0
Number of options granted	1,304,702,251	711,098,349

1.	Represents the average for the options granted.
For the three months ended June 30, 2025, the Company recognized £8.0 million of share-based payment expense in the statement of operations (three months ended June 30, 2024: £0.7 million). For the six months ended June 30, 2025, the Company recognized £8.2 million of share-based payment expense in the statement of operations (six months ended June 30, 2024: £1.3 million).